CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL AND RESERVES
Summary of changes in stock options

	2017		2016
	Number of options	Weighted average exercise price (in CAD)	Number of options	Weighted average exercise price (in CAD)
Outstanding, January 1,	7,524,727	$9.05	9,442,950	$9.23
Granted	1,067,875	12.83	1,601,627	8.66
Exercised	(1,822,025)	9.40	(2,531,725)	8.98
Expired / forfeited	(316,250)	14.29	(988,125)	10.31

Outstanding, December 31,	6,454,327	$9.32	7,524,727	$9.05

Summary of information about stock options outstanding and exercisable

	Stock options outstanding		Stock options exercisable
Exercise prices (in CAD)	Number of options outstanding	Weighted average years to expiry	Number of options exercisable	Weighted average exercise price (in CAD)
$ 5.85 - $7.99	2,725,250	2.03	2,725,250	$6.69
$ 8.00 - $9.99	1,745,702	2.77	1,574,043	8.97
$ 10.00 - $11.99	130,000	4.13	50,000	10.89
$ 12.00 - $13.99	1,813,375	2.68	823,000	13.70
$ 14.00 - $15.99	40,000	3.61	30,000	15.17

Outstanding, December 31, 2017	6,454,327	2.47	5,202,293	$8.58

Summary of weighted average assumptions employed to estimate the fair value of options granted using the Black-Scholes option pricing model
	For the year ended
	December 31, 2017	December 31, 2016
Risk-free interest rate	1.42%	0.71%
Expected volatility	63.63%	63.47%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

2014 RSU Plan
CAPITAL AND RESERVES
Summary of changes in RSU's

	2017		2016
	Number of RSU’s	Weighted average fair value (in CAD)	Number of RSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	86,659	$10.65	215,698	$7.01
Settled	(86,659)	13.34	(91,153)	10.84
Forfeited	—	—	(37,886)	8.43

Outstanding, December 31,	—	$—	86,659	$10.65

RSU's
CAPITAL AND RESERVES
Summary of changes in RSU's

	2017		2016
	Number of RSU’s	Weighted average fair value (in CAD)	Number of RSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	735,729	$10.65	861,344	$7.01
Granted	370,472	12.96	352,902	10.69
Settled	(355,648)	13.07	(336,896)	13.05
Forfeited	(21,489)	13.85	(141,621)	9.09
Outstanding, December 31,	729,064	$14.41	735,729	$10.65

PSU's
CAPITAL AND RESERVES
Summary of changes in RSU's

	2017		2016
	Number of PSU’s	Weighted average fair value (in CAD)	Number of PSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	—	$—	—	$—
Granted	74,140	13.08	—	—

Outstanding, December 31,	74,140	$14.41	—	$—